Current and long-term debt - CSSC Shipping Lease Financing (Details) $ in Thousands			1 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 01, 2017 USD ($) vessel	Sep. 30, 2017	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 2,552,473	$ 2,910,315
CSSC Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel		$ 200
Minimum ratio for fair value of vessels		125.00%
Sale leaseback, option to purchase period			4 years
Borrowings				233,700	$ 251,800
CSSC Lease Financing [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		4.60%
CSSC Scrubber Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Periodic Payment, Amount				500
Borrowings				$ 11,000
Increase (Decrease) In Maximum Borrowing Capacity	$ 12,500
CSSC Scrubber Lease Financing [Member] | London Interbank Offered Rate LIBOR plus margin [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis				3.80%
Vessels [member] | LR2 [Member] | NPTI September Closing [Member] | STI Gallantry, STI Nautilus, STI Guard, STI Guide, STI Goal, STI Gauntlet, STI Gladiator, STI Gratitude [Member] | CSSC Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel		8
Borrowings, bareboat charter term		10 years
Ships to be installed with scrubbers [Member] | CSSC Scrubber Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Vessels fitted with scrubbers				7
LR2 [Member] | CSSC Scrubber Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Vessels fitted with scrubbers				8